Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed of Aptiv Solutions (Detail) - USD ($) $ in Thousands		Mar. 25, 2015	May 07, 2014	Dec. 31, 2016	Dec. 31, 2015	[1]	Dec. 31, 2014
Business Acquisition [Line Items]
Goodwill				$ 616,088	$ 588,434		$ 463,324
Aptiv Solutions
Business Acquisition [Line Items]
Property, plant and equipment			$ 6,924
Goodwill	[2]		125,627
Cash and cash equivalents			3,484
Accounts receivable			25,091
Unbilled revenue			21,154
Prepayments and other current assets			4,180
Non-current assets			2,911
Accounts payable			(9,565)
Other liabilities			(29,782)
Payments on account			(31,094)
Non-current other liabilities			(11,303)
Loan notes payable	[3]		(17,790)
Net assets acquired			119,137
Cash consideration			143,500
Working capital adjustment		$ (1,964)	(1,964)
Gross cash outflows			141,536
Adjustments to cash consideration	[3]		(22,399)
Net assets acquired/Net purchase consideration			119,137
Aptiv Solutions | Customer Relationships
Business Acquisition [Line Items]
Intangible asset			21,400
Aptiv Solutions | Order Backlog
Business Acquisition [Line Items]
Intangible asset			$ 7,900

[1]	The December 31, 2015 Balance Sheet has been retrospectively restated as required to reflect the requirements of new guidance in respect of the presentation of debt issue costs (see Note 20).
[2]	Goodwill represents the acquisition of an established workforce with experience in clinical trial consulting and regulatory support for the development of drugs, medical devices and diagnostics, with a specific focus on strategy to increase efficiency and productivity in product development. Goodwill related to the US portion of the business acquired is tax deductible.
[3]	Adjustments to cash consideration represent certain one-time liabilities (including loan notes) identified at the acquisition date which have subsequently been paid.